Summary of Weighted Average Assumptions and Fair Value of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	716,508	2,176,963	1,047,949
Weighted average exercise price	$ 17.61	$ 16.01	$ 13.11
Risk-free interest rate	2.96%	2.65%	3.19%
Expected volatility	29.98%	30.00%	42.00%
Expected term (years)	8.5	4.9	8.6
Dividend yield	1.59%	1.79%	2.14%
Weighted average fair value	$ 5.78	$ 4.11	$ 5.31